Loans Receivable, Net - Schedule of Aging of Loans (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	¥ 251,675	¥ 39,689
Current	2,319,852	689,775
Total loans	2,571,527	729,464
1-89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	59,685	31,308
90 Days or More Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	¥ 191,990	¥ 8,381